Credit Exposure of Derivatives (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Current replacement cost	$ 14,761	$ 13,673
Credit equivalent amount	73,753	66,580
Risk-weighted amount	9,078	9,108
Interest rate contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	2,169	4,405
Credit equivalent amount	8,277	11,136
Risk-weighted amount	1,923	2,929
Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Current replacement cost	15	20
Credit equivalent amount	275	325
Risk-weighted amount	164	229
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Current replacement cost	2,117	4,347
Credit equivalent amount	7,817	10,607
Risk-weighted amount	1,710	2,641
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Current replacement cost	4	33
Credit equivalent amount	71	129
Risk-weighted amount	18	36
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Current replacement cost	33	5
Credit equivalent amount	114	75
Risk-weighted amount	31	23
Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	4,876	4,588
Credit equivalent amount	31,800	28,663
Risk-weighted amount	3,726	3,295
Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Current replacement cost	558	465
Credit equivalent amount	2,799	2,364
Risk-weighted amount	465	353
Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Current replacement cost	2,799	1,999
Credit equivalent amount	18,649	15,638
Risk-weighted amount	1,975	1,370
Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Current replacement cost	7	29
Credit equivalent amount	145	135
Risk-weighted amount	52	44
Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Current replacement cost	22	8
Credit equivalent amount	132	104
Risk-weighted amount	64	28
Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Current replacement cost	1,490	2,087
Credit equivalent amount	10,075	10,422
Risk-weighted amount	1,170	1,500
Other contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	1,779	1,406
Credit equivalent amount	12,731	12,631
Risk-weighted amount	2,818	2,474
Other contracts [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	3	3
Credit equivalent amount	426	508
Risk-weighted amount	88	123
Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	252	689
Credit equivalent amount	7,129	8,513
Risk-weighted amount	1,390	1,376
Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	1,524	714
Credit equivalent amount	5,176	3,610
Risk-weighted amount	1,340	975
Before master netting agreements [member]
Disclosure of financial assets [line items]
Current replacement cost	8,824	10,399
Credit equivalent amount	52,808	52,430
Risk-weighted amount	8,467	8,698
Derivatives qualifying central counterparty contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	5,937	3,274
Credit equivalent amount	20,945	14,150
Risk-weighted amount	$ 611	$ 410